2. LOANS: Past Due Financing Receivables (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	$ 20,068,345	$ 22,165,338
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	12,342,953	12,713,225
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	21,792,971	28,319,083
Financing Receivable, Past Due	54,204,269	63,197,646
Live Check Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	1,998,538	2,089,313
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,629,874	1,576,158
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,122,317	3,079,737
Financing Receivable, Past Due	5,750,729	6,745,208
Premier Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	895,722	1,174,364
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	653,370	791,218
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,038,398	1,216,080
Financing Receivable, Past Due	2,587,490	3,181,662
Other Consumer Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	14,419,790	16,309,594
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	8,496,082	9,251,491
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	14,933,605	20,675,879
Financing Receivable, Past Due	37,849,477	46,236,964
Real Estate Loans
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	502,733	900,373
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	223,007	339,977
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	1,437,966	1,592,069
Financing Receivable, Past Due	2,163,706	2,832,419
Sales Finance Contracts
Financing Receivable, Recorded Investment, 30 to 59 Days Past Due	2,251,562	1,691,694
Financing Receivable, Recorded Investment, 60 to 89 Days Past Due	1,340,620	754,381
Financing Receivable, Recorded Investment, Equal to Greater than 90 Days Past Due	2,260,685	1,755,318
Financing Receivable, Past Due	$ 5,852,867	$ 4,201,393